Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
NET SALES	$ 922,100	$ 539,521	$ 457,253
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	910,569	532,682	441,700
Mobile Communications
Segment Reporting Information [Line Items]
NET SALES	0	0	10,356
Others
Segment Reporting Information [Line Items]
NET SALES	$ 11,531	$ 6,839	$ 5,197